RESTRUCTURING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Development Project [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs			$ 2,100